Fair Value of Financial Instruments - Fair Value of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Long-term debt, Recorded Amount	$ 1,070,853	$ 1,078,864
Long-term debt, Fair Value	$ 1,102,265	$ 1,109,878